Law Offices
                       Drinker Biddle & Reath, LLP
                    Philadelphia National Bank Building
                           1345 Chestnut Street
                       Philadelphia, PA   19107-3496
                         Telephone: (215) 988-2700
                              Telefax: 834684
                            Fax: (215) 988-2757

                             December 11, 1997

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re: Pacific Horizon Funds, Inc.
    Registration Nos. 2-81110 and 811-4293

Ladies and Gentlemen:

On behalf of Pacific Horizon Funds, Inc. ("Pacific Horizon") and pursuant to Rule 497(e) of the Securities Act of 1933, attached herewith for filing please find a supplement dated December 11, 1997 to the Prospectus dated June 24, 1997 (as supplemented September 16, 1997) with respect to Pacific Horizon's California Tax-Exempt Bond Fund.

Questions and comments concerning the enclosed materials may be directed to the undersigned at (215) 988-1152.

Very truly yours,

/s/Kenneth L. Greenberg
Kenneth L. Greenberg


                         PACIFIC HORIZON FUNDS, INC.
                       CALIFORNIA TAX-EXEMPT BOND FUND
                      SUPPLEMENT DATED DECEMBER 11, 1997
                                    TO
    PROSPECTUS DATED JUNE 24, 1997 (AS SUPPLEMENTED SEPTEMBER 16, 1997)


This supplement supersedes the Supplement dated October 28, 1997 to the Prospectus dated June 24, 1997 (as supplemented September 16, 1997) for the California Tax-Exempt Bond Fund (the "Fund") and should be read in conjunction with such Prospectus.

1. Effective October 28, 1997, the contractual investment advisory and administration fees payable by the A and K shares of the California Tax-Exempt Bond Fund to Bank of America National Trust and Savings Association will be reduced from a maximum annual rate of 0.40% and 0.30%, respectively, to a maximum annual rate of 0.30% and 0.20%, respectively, of the Fund's average daily net assets.

2. Effective November 24, 1997, the first sentence in the fifth paragraph of the section entitled "THE BUSINESS OF THE FUNDS - FUND MANAGEMENT" on page 33 of the Prospectus is amended as follows:

      Stephen P. Scharre is the person primarily responsible for the day-to-day investment management of the National Municipal Bond Fund and the California Tax-Exempt Bond Fund.

    The disclosure relating to Kim Michalski in the sixth and seventh paragraphs of the same section is deleted.


                 RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.